Fees Summary	Oct. 31, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 96,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	13,257.60
Total Offset Amount	0.00
Net Fee	$ 13,257.60